Long-term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt and Capital Lease Obligations [Abstract]
Long-term Debt
Long-term Debt

	December 31,
(in thousands)	2012	2011
Senior notes - 4.10% due 2022	$349,407	$0
Revolving credit facilities	75,000	22,000
Lines of credit	4,382	8,023
Senior notes - 7.125% due 2016	0	150,000
Foundry Park I mortgage loan - due 2015	0	63,544
	428,789	243,567
Current maturities of long-term debt	(4,382)	(10,966)
	$424,407	$232,601

4.10% Senior Notes - On December 20, 2012, we issued $350 million aggregate principal amount of 4.10% senior notes due 2022 at an issue price of 99.83%. The 4.10% senior notes are senior unsecured obligations and are jointly and severally guaranteed on a senior unsecured basis by all existing and future domestic subsidiaries that guarantee our obligations under the revolving credit facility or any of our other indebtedness. We incurred financing costs in 2012 of approximately $5.1 million related to the 4.10% senior notes, which are being amortized over the term of the agreement.
The 4.10% senior notes and the subsidiary guarantees rank:

•	equal in right of payment with all of our and the guarantors' existing and future senior unsecured indebtedness; and

•	senior in right of payment to any of our and the guarantors' future subordinated indebtedness.
The indenture governing the 4.10% senior notes contains covenants that, among other things, limit our ability and the ability of our subsidiaries to:

•	create or permit to exist liens;

•	enter into sale-leaseback transactions;

•	incur additional guarantees; and

•	sell all or substantially all of our assets or consolidate or merge with or into other companies.
We were in compliance with all covenants under the indenture governing the 4.10% senior notes as of December 31, 2012.
We intend to begin the process to register these securities with the SEC during the first quarter of 2013 and will provide financial information regarding the guarantors of senior notes in accordance with securities regulations.
Revolving Credit Facility – On March 14, 2012, we entered into a new Credit Agreement (Credit Agreement) with a term of five years, which replaced our previous $300 million revolving credit facility. The Credit Agreement provides for a $650 million, multicurrency revolving credit facility, with a $100 million sublimit for multicurrency borrowings, a $100 million sublimit for letters of credit, and a $20 million sublimit for swingline loans. The Credit Agreement includes an expansion feature, which allows us, subject to certain conditions, to request an increase to the aggregate amount of the revolving credit facility or obtain incremental term loans in an amount up to $150 million.
We paid financing costs in 2012 of approximately $2.4 million related to this revolving credit facility and carried over deferred financing costs from our previous revolving credit facility of approximately $1.8 million, resulting in total deferred financing costs of $4.2 million, which we are amortizing over the term of the Credit Agreement. We recognized expense of $0.6 million related to the unamortized deferred financing costs on our previous revolving credit facility as part of the loss on early extinguishment of debt.
The obligations under the Credit Agreement are unsecured and are fully guaranteed by NewMarket and the subsidiary guarantors. The revolving credit facility matures on March 14, 2017.
Borrowings made under the revolving credit facility bear interest at an annual rate equal to, at our election, either (1) the ABR plus the Applicable Rate (solely in the case of loans denominated in U.S. dollars to NewMarket) or (2) the Adjusted LIBO Rate plus the Applicable Rate. ABR is the greatest of (i) the rate of interest publicly announced by the Administrative Agent as its prime rate, (ii) the federal funds effective rate plus 0.5%, or (iii) the Adjusted LIBO Rate for a one month interest period plus 1%. The Adjusted LIBO Rate means the rate at which Eurocurrency deposits in the London interbank market for certain periods (as selected by NewMarket) are quoted, as adjusted for statutory reserve requirements for Eurocurrency liabilities and other applicable mandatory costs. Depending on our consolidated Leverage Ratio, the Applicable Rate ranges from 0.50% to 1.00% for loans bearing interest based on the ABR and from 1.50% to 2.00% for loans bearing interest based on the Adjusted LIBO Rate. At December 31, 2012, the Applicable Rate was 0.50% for loans bearing interest based on the ABR and 1.50% for loans bearing interest based on the Adjusted LIBO Rate.
The Credit Agreement contains financial covenants that require NewMarket to maintain a consolidated Leverage Ratio (as defined in the Credit Agreement) of no more than 3.00 to 1.00 and a consolidated Interest Coverage Ratio (as defined in the Credit Agreement) of no less than 3.00 to 1.00, calculated on a rolling four quarter basis, as of the end of each fiscal quarter ending on and after March 31, 2012.
We were in compliance with all covenants under our revolving credit facilities at December 31, 2012 and December 31, 2011.
The following table provides information related to the unused portion of our revolving credit facility in effect at December 31, 2012 and December 31, 2011:

	December 31,
(in millions)	2012	2011
Maximum borrowing capacity under the revolving credit facilities	$650.0	$300.0
Outstanding borrowings under the revolving credit facilities	75.0	22.0
Outstanding letters of credit	3.1	6.1
Unused portion of revolving credit facilities	$571.9	$271.9

For further information on the outstanding letters of credit, see Note 18. The average interest rate for borrowings under our revolving credit facilities was 1.84% during 2012 and 2.90% during 2011. At December 31, 2012, the average interest rate on outstanding borrowings was 2.07%.
7.125% Senior Notes – On March 15, 2012, at our request, Wells Fargo Bank, N.A., as trustee, issued a notice of redemption for all of our outstanding 7.125% senior notes due 2016, representing an aggregate principal amount of $150 million. Under the indenture governing the 7.125% senior notes, the redemption price was 103.563% of the outstanding aggregate principal amount, plus accrued and unpaid interest to the redemption date. Subsequently, on April 16, 2012, all of the 7.125% senior notes were redeemed. We used borrowings under our revolving credit facility to finance the redemption. We recognized total expenses of approximately $8.5 million in 2012 related to the early redemption of the 7.125% senior notes.
We were in compliance with all covenants under the indenture governing the 7.125% senior notes as of December 31, 2011.
Foundry Park I Mortgage Loan – On May 1, 2012, we paid in full the outstanding principal amount on the mortgage loan. No prepayment penalty was incurred. We used borrowings under our revolving credit facility to finance the payment. Concurrently with the payoff of the mortgage loan, the interest rate swap associated with the mortgage loan also terminated. See Note 16 for information on the interest rate swap. Upon the payoff of the mortgage loan, we recognized expense of approximately $0.8 million related to the unamortized financing costs on the mortgage loan.
Other Borrowings - One of our subsidiaries in India has a short-term line of credit of 110 million rupees for working capital purposes. The average interest rate was approximately 11.3% during 2012 and 10.8% during 2011. At December 31, 2012 the interest rate was 10.8%. The outstanding balance on the India line of credit of $1.9 million (105 million rupees) at December 31, 2012 is due during 2013. Another subsidiary in China has a short-term line of credit of $10 million with an outstanding balance of $2.5 million at December 31, 2012. The average interest rate was approximately 2.9% during 2012 and 2.3% during 2011. At December 31, 2012 the interest rate was 2.8%. The outstanding balance on the China line of credit is due during 2013.
Principal debt payments for the next five years are scheduled as follows (in millions):

2013	$4.4
2014	0.0
2015	0.0
2016	0.0
2017	75.0
Thereafter	349.4